Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from (used in) operating activities
Net loss	$ (1,070,009)	$ (288,433)
Items not affecting cash and cash equivalents
Share-based acquisition-related compensation	40,219	45,042
Amortization of intangible assets	101,546	91,812
Depreciation of property and equipment and lease right-of-use assets	13,715	12,736
Deferred income taxes	(6,688)	(28,024)
Share-based compensation expense	129,167	108,916
Unrealized foreign exchange loss	100	5
Goodwill impairment	748,712	0
(Increase)/decrease in operating assets and increase/(decrease) in operating liabilities
Trade and other receivables	(35,159)	(5,384)
Inventories	(5,299)	(5,967)
Other assets	(9,986)	(25,008)
Accounts payable and accrued liabilities	(9,015)	6,842
Income taxes payable	201	1,077
Deferred revenue	2,005	4,552
Other long-term liabilities	19	(2,396)
Net interest income	(24,812)	(2,988)
Total operating activities	(125,284)	(87,218)
Cash flows from (used in) investing activities
Additions to property and equipment	(9,227)	(10,653)
Additions to intangible assets	(3,894)	0
Acquisition of businesses, net of cash acquired	0	(559,429)
Purchase of investments	(1,519)	0
Movement in restricted term deposits	0	344
Interest income	23,457	5,807
Total investing activities	8,817	(563,931)
Cash flows from (used in) financing activities
Proceeds from exercise of stock options	4,710	17,494
Proceeds from issuance of share capital	0	823,515
Share issuance costs	(193)	(34,190)
Repayment of long-term debt	(30,000)	0
Payment of lease liabilities net of incentives and movement in restricted lease deposits	(8,870)	(6,952)
Financing costs	(1,058)	(1,810)
Total financing activities	(35,411)	798,057
Effect of foreign exchange rate changes on cash and cash equivalents	(1,622)	(404)
Net increase (decrease) in cash and cash equivalents during the year	(153,500)	146,504
Cash and cash equivalents – Beginning of year	953,654	807,150
Cash and cash equivalents – End of year	800,154	953,654
Bank interest paid	375	937
Income taxes paid	$ 1,154	$ 748